Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2014
Accounts receivable, net
Schedule of Accounts Receivable
	March 31,
	2013	2014	2014
	RMB	RMB	US$

Accounts receivable	372,919	383,794	61,739
Less: Allowance for doubtful accounts	(50,473)	(63,025)	(10,138)
Total accounts receivable, net	322,446	320,769	51,601

Representing:

Current portion:
- processing fees	49,092	64,838	10,430
- storage fees	23,357	28,894	4,648
- others	627	1,541	248
	73,076	95,273	15,326
Non-current portion:
- processing fees	249,370	225,496	36,275
Total accounts receivable, net	322,446	320,769	51,601

Schedule of Non-Current Gross Accounts Receivable, Minimum Payments
	March 31, 2014
	RMB	US$
Fiscal years ending March 31,
2016	35,442	5,701
2017	32,161	5,174
2018	28,363	4,563
2019	25,537	4,108
2020 and thereafter	146,696	23,598
	268,199	43,144

Schedule of Allowance for Doubtful Accounts
	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Balance at beginning of year	39,956	52,544	50,473	8,119
Charged to allowance for doubtful accounts	12,588	7,468	17,973	2,891
Write-off charged against the allowance for the year		(9,539)	(5,421)	(872)
Balance at end of year	52,544	50,473	63,025	10,138